UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Investment Management, L.L.C
Address: 152 West 57th Street, 56th Floor

         New York, NY  10019

13F File Number:  28-12157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart J. Rabin
Title:     Managing Member of SJR Holdings, L.L.C, a Manager
Phone:     212-884-8804

Signature, Place, and Date of Signing:

     Stuart J. Rabin     New York, NY     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $159,129 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATARI INC                      COM NEW          04651M204       76    60000 SH       Sole                    60000        0        0
AUTHENTIDATE HLDG CORP         COM              052666104      339   575000 SH       Sole                   575000        0        0
AUTOBYTEL INC                  COM              05275N106     1650   600000 SH       Sole                   600000        0        0
BEST BUY INC                   COM              086516101     7029   133500 SH       Sole                   133500        0        0
BON-TON STORES INC             COM              09776j101     5694   600000 SH       Sole                   600000        0        0
BURGER KING HLDGS INC          COM              121208201     2785    97679 SH       Sole                    97679        0        0
CITIGROUP INC                  COM              172967101    11040   375000 SH       Sole                   375000        0        0
CORNING INC                    COM              219350105     2399   100000 SH       Sole                   100000        0        0
DELL INC                       COM              24702R101     4534   185000 SH       Sole                   185000        0        0
DRUGSTORE COM INC              COM              262241102     1921   582000 SH       Sole                   582000        0        0
EAGLE MATERIALS INC            COM              26969p108     8870   250000 SH       Sole                   250000        0        0
EBAY INC                       COM              278642103     7136   215000 SH       Sole                   215000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109    13460   400000 SH       Sole                   400000        0        0
GENERAL ELECTRIC CO            COM              369604103      741    20000 SH       Sole                    20000        0        0
GENERAL MOLY INC               COM              370373102     6805   583081 SH       Sole                   583081        0        0
HOLLYWOOD MEDIA CORP           COM              436233100      980   337992 SH       Sole                   337992        0        0
LAWSON PRODS INC               COM              520776105     8661   228411 SH       Sole                   228411        0        0
LCA-VISION INC                 COM PAR $.001    501803308     2996   150000 SH       Sole                   150000        0        0
MICROSOFT CORP                 COM              594918104     5874   165000 SH       Sole                   165000        0        0
MONSTER WORLDWIDE INC          COM              611742107     3240   100000 SH       Sole                   100000        0        0
NALCO HOLDING COMPANY          COM              62985Q101     4582   189500 SH       Sole                   189500        0        0
PENTAIR INC                    COM              709631105     2263    65000 SH       Sole                    65000        0        0
PFIZER INC                     COM              717081103     3978   175000 SH       Sole                   175000        0        0
PLANETOUT INC                  COM NEW          727058208      125    20000 SH       Sole                    20000        0        0
QUALCOMM INC                   COM              747525103     2755    70000 SH       Sole                    70000        0        0
RESEARCH IN MOTION LTD         COM              760975102    17577   155000 SH       Sole                   155000        0        0
TRANSOCEAN INC NEW             SHS              G90073100     5007    34980 SH       Sole                    34980        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     7003   100000 SH       Sole                   100000        0        0
WAL MART STORES INC            COM              931142103     5941   125000 SH  Call Sole                   125000        0        0
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109     3000   500000 SH       Sole                   500000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     7263   593419 SH       Sole                   593419        0        0
EBAY INC                       COM              278642103     1825    55000 SH  Call Sole                    55000        0        0
CARMAX INC                     COM              143130102     1086    55000 SH  Put  Sole                    55000        0        0
CARMAX INC                     COM              143130102      494    25000 SH  Put  Sole                    25000        0        0